Income Taxes (Components of Income Tax Expense) (Details) (Parent Company [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Parent Company [Member]
Income tax expense	$ 12.4	$ 16.3	$ 20.1	$ 41.1